Segmented Information	3 Months Ended
Mar. 31, 2021
Disclosure of geographical areas [abstract]
Segmented Information
12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 7). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Equipment
Canada	5	6
Greenland	7	15
Total	13	21

	March 31, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,564	2,538
Greenland	36,604	36,565
Total	39,168	39,103